Investment in an Equity Investee	6 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN EQUITY INVESTEE

9.	INVESTMENT IN AN EQUITY INVESTEE

As of December 31, 2019, the Company had an investment of $105,000 in one equity investee. The Company owned 70% equity interests in the equity investee, and an unrelated third party owned 30% equity interest. The investment was for the purpose of expansion its tea shop chain to overseas market.

Pursuant to the articles of association the equity investee, the operating and financing activities shall be unanimously approved by the Company and the third party, thus the Company does not control the investee but exercised significant influence over the equity investee. In accordance with ASC 323 "Investments — Equity Method and Joint Ventures,", the Company accounted for the investments using equity method.

The equity investee was newly set up and has not commenced operations as of December 31, 2019. As of December 31, 2019, the equity investee had cash injected from its shareholders and common stocks on their balance sheets, and had no revenues or significant net loss for the period from its inception to December 31, 2019.